Net Revenues	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Net Revenues

Note 11 — Net Revenues

Disaggregated revenues by contract type and the timing of revenue recognition are as follows:

	Timing of Revenue Recognition	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands USD)		2021	2020	2021	2020
Revenues by Contract Type
Time and materials	overtime	$33,858	$34,730	$96,650	$112,786
Fixed price	overtime	6,562	5,384	19,923	16,727
Total		$40,420	$40,114	$116,573	$129,513

Liabilities by contract related to contracts with customers

As of September 30, 2021 and December 31, 2020, deferred revenues were $1.2 million and $2.1 million, respectively. During the nine months ended September 30, 2021 and 2020, the Company recognized revenue of $1.3 million and $0.7 million, respectively, that was deferred in the previous period.

Major Customers

The Company derived 13%, 10% and 10% of its revenues for the three months ended September 30, 2021 from three significant customers, as well as 15%, 14% and 12% of our revenues for the three months September 30, 2020 from three significant customers. In addition, the Company derived 13% and 10% of its revenues for the nine months ended September 30, 2021 from two significant customers, as well as 19%, 13% and 12% of our revenues for the nine months September 30, 2020 from three significant customers. Sales to these customers occur at multiple locations and the Company believes that the loss of these customers would have only a short-term impact on our operating results. There is risk, however, that the Company would not be able to identify and access a replacement market at comparable margins.

Note 12 — Net Revenues

Disaggregated revenues by contract type and the timing of revenue recognition are as follows:

(in thousands USD)	Timing of Revenue Recognition	Year ended December 31,
		2020	2019	2018
Time and materials	over time	$144,658	$151,980	$87,270
Fixed price	over time	19,329	21,715	23,257
Total		$163,987	$173,695	$110,527

Liabilities by contract related to contracts with customers

Details of our liabilities related to contracts with customers and related timing of revenue recognition are as follows:

	December 31,
(in thousands USD)	2020	2019
Deferred revenues	$2,143	$3,246
Revenue recognized, that was deferred in the previous year	$1,649	$2,131

Major Customers

The Company derived 18%, 13% and 12% of its revenues for the year ended December 31, 2020 from three significant customers. In addition, 13%, 13%, 12%, and 11% of our revenues for 2019 were from four significant customers, and 23% and 12% of our revenues in 2018 came from two significant customers. Sales to these customers occur at multiple locations and we believe that the loss of these customers would have only a short-term impact on our operating results. There is risk, however, that we would not be able to identify and access a replacement market at comparable margins.